UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2007                                                        (Unaudited)

                                                                          Value
                                                         Shares           (000)
-------------------------------------------------------------------------------
COMMON STOCK (69.7%)
AUTOMOTIVE  (5.8%)
   Monaco Coach ...................................        270,000   $    3,767
   Spartan Motors .................................        945,000       11,538
                                                                     ----------
                                                                         15,305
                                                                     ----------
BANKS  (2.8%)
   First Horizon National .........................        120,000        3,807
   Popular ........................................        275,000        3,627
                                                                     ----------
                                                                          7,434
                                                                     ----------
BASIC INDUSTRY  (0.4%)
   Mueller Industries .............................         30,000        1,106
                                                                     ----------
BUILDING & CONSTRUCTION  (2.8%)
   ASV* ...........................................        500,000        7,295
                                                                     ----------
ENERGY  (19.7%)
   CE Franklin Ltd.* ..............................        597,600        6,275
   Core Laboratories* .............................         78,000        8,395
   Encore Acquisition* ............................        240,000        6,209
   Hercules Offshore* .............................        204,624        6,143
   Petroplus Holdings* ............................         81,650        7,459
   Range Resources ................................        322,500       11,977
   Transocean* ....................................         49,550        5,324
                                                                     ----------
                                                                         51,782
                                                                     ----------
FINANCIAL SERVICES  (3.1%)
   American Safety Insurance Holdings Ltd.* .......        125,000        2,712
   Commerce Group .................................        190,000        5,459
                                                                     ----------
                                                                          8,171
                                                                     ----------
FOOD  (1.1%)
   Agrium .........................................         70,000        2,934
                                                                     ----------
HOUSING RELATED  (2.1%)
   Palm Harbor Homes* .............................        400,000        5,464
                                                                     ----------
INDUSTRIAL/MANUFACTURING  (2.3%)
   Actuant, Cl A ..................................         33,700        2,055
   FMC ............................................         20,000        1,782
   Mettler Toledo International* ..................         24,000        2,284
                                                                     ----------
                                                                          6,121
                                                                     ----------

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2007                                                        (Unaudited)

                                                                          Value
                                                         Shares           (000)
-------------------------------------------------------------------------------
MEDIA  (0.2%)
   Liberty Media Interactive, Cl A* ...............         24,890   $      521
                                                                     ----------
MISCELLANEOUS CONSUMER  (9.0%)
   Blyth ..........................................        110,000        2,455
   Dorel Industries, Cl B .........................        128,000        4,243
   Ethan Allen Interiors ..........................         86,000        2,938
   Furniture Brands International .................        115,000        1,268
   Jarden* ........................................        140,000        5,058
   Prestige Brands Holdings* ......................        600,000        7,506
                                                                     ----------
                                                                         23,468
                                                                     ----------
PAPER & PAPER PRODUCTS  (1.7%)
   Chesapeake .....................................        406,000        4,527
                                                                     ----------
PRINTING & PUBLISHING  (8.0%)
   Cenveo* ........................................        330,000        6,934
   RR Donnelley & Sons ............................        170,000        7,184
   Transcontinental GDR* ..........................        360,000        6,851
                                                                     ----------
                                                                         20,969
                                                                     ----------
SERVICES  (1.1%)
   United Stationers* .............................         44,000        2,805
                                                                     ----------
TECHNOLOGY  (3.3%)
   Electronic Data Systems ........................        126,000        3,401
   Polycom* .......................................        165,000        5,110
                                                                     ----------
                                                                          8,511
                                                                     ----------
TRANSPORTATION  (4.6%)
   Commercial Vehicle Group* ......................        523,000        7,584
   Wabtec .........................................        110,000        4,492
                                                                     ----------
                                                                         12,076
                                                                     ----------
UTILITIES  (1.7%)
   Citizens Communications ........................        300,000        4,329
                                                                     ----------
TOTAL COMMON STOCK
   (Cost $131,821) ................................                     182,818
                                                                     ----------

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2007                                                        (Unaudited)

                                                          Face
                                                         Amount           Value
                                                      (000)/Shares        (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (24.5%)
   U.S. Treasury Bills(A)
     5.021%, 08/02/07 .............................   $     14,656   $   14,654
     4.994%, 09/06/07 .............................          9,738        9,690
     4.969%, 10/04/07 .............................         20,608       20,432
     4.945%, 01/03/08 .............................         10,000        9,795
     4.856%, 12/06/07 .............................          5,000        4,916
     4.699%, 11/01/07 .............................          5,000        4,939
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $64,424) .................................                      64,426
                                                                     ----------
CORPORATE BOND (0.1%)
   Mueller Industries
     6.000%, 11/01/14..............................            425          387
                                                                     ----------
TOTAL CORPORATE BOND
   (Cost $425) ....................................                         387
                                                                     ----------
CASH EQUIVALENT (5.7%)
   Dreyfus Government Cash Management Fund,
     Institutional Class, 5.270%(B) ...............     14,842,734       14,843
                                                                     ----------
TOTAL CASH EQUIVALENT
   (Cost $14,843) .................................                      14,843
                                                                     ----------
TOTAL INVESTMENTS - (100.0%)
   (Cost $211,513) + ..............................                  $  262,474
                                                                     ==========

Percentages are based on Net Assets of $262,350,540.

*     Non-income producing security.
(A)   The rate reported is the effective yield at time of purchase.
(B)   The rate shown is the 7-day effective yield as of July 31, 2007.
CL - CLASS
GDR - GLOBAL DEPOSITARY RECIEPT
LTD. - LIMITED

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $211,512,833, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $61,241,790 AND $(10,280,822), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMC-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.